Income Tax Expense - Summary of Unused MAT Credits (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused minimum alternative tax credit	₨ 3,000	$ 47	₨ 2,960
2023 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused minimum alternative tax credit	137	2
2024 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused minimum alternative tax credit	521	8
2025 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused minimum alternative tax credit	517	8
2026 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused minimum alternative tax credit	1,035	16
2027 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused minimum alternative tax credit	633	10
2028 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused minimum alternative tax credit	81	1
2029 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused minimum alternative tax credit	36	1
2032 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused minimum alternative tax credit	₨ 40	$ 1